Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 9	$ 2
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	2,000	1,600
Share-based compensation grant date fair value	$ 5	$ 6
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	30	0
Share-based compensation grant date fair value	$ 1